IFRS 7 - Disclosure - Liquidity Risk - Summary Of Deposit Funding (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure Of Deposits [line items]
Funds from Deposits	$ 891,765	$ 743,036
Other Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	23	23
Canadian Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	430,366	382,252
U.S. Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	$ 461,376	$ 360,761